Information Concerning the Group's Consolidated Operations - Revenues by Country of Origin and Other Income (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revenue [line items]
Revenues		$ 57,293	$ 73,949	$ 15,190
Research tax credit		8,239	8,433	7,800
Subsidies and other	[1]	1,539	74	0
Other income		9,778	8,507	7,800
Total revenues and other income		67,071	82,456	22,990
France [member]
Disclosure of revenue [line items]
Revenues		30,347	51,057	7,896
United States [member]
Disclosure of revenue [line items]
Revenues		$ 26,946	$ 22,892	$ 7,294

[1]	For the year ended December 2021, this includes only Calyxt’s PPP loan, which has been forgiven and recognized as other income in April 2021, as disclosed in note 12.1.